Schedule of Oil and Gas Properties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning Balance	$ 33,892,334	$ 3,852,161	$ 4,240,335
Additions	56,381,768	44,369,191	66,122
Change in ARO estimate and additions	706,261	(3,871,334)	(454,296)
JV Contribution	(29,623,835)	(6,656,785)
Currency translation adjustment	(18,644,910)	(4,748,897)
Impact of hyperinflation	22,081,979	947,998
Reclassified as assets held for sale (Note 5)	(3,036,216)
Cost, Ending Balance	61,757,381	33,892,334	3,852,161
Accumulated depletion, Beginning Balance	3,842,540	2,431,548	2,015,862
Depletion	5,119,174	1,451,032	415,686
Impact of hyperinflation	1,566,169	(40,040)
Currency translation adjustment	(1,424,602)
Accumulated depletion, Ending Balance	9,103,281	3,842,540	2,431,548
Net book value, Beginning Balance	30,049,794	1,420,613
Net book value, Ending Balance	52,654,100	30,049,794	1,420,613
South akcakoca sub-basin [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning Balance	31,334,321	1,398,676	1,792,155
Additions	56,381,768	44,369,191	66,122
Change in ARO estimate and additions	706,159	(3,865,772)	(459,601)
JV Contribution	(29,623,835)	(6,656,785)
Currency translation adjustment	(17,696,392)	(4,748,897)
Impact of hyperinflation	21,039,584	837,908
Reclassified as assets held for sale (Note 5)	(3,036,216)
Cost, Ending Balance	59,105,389	31,334,321	1,398,676
Accumulated depletion, Beginning Balance	1,972,988	743,647	555,201
Depletion	5,038,009	1,263,556	188,446
Impact of hyperinflation	804,164	(34,215)
Currency translation adjustment	(731,475)
Accumulated depletion, Ending Balance	7,083,686	1,972,988	743,647
Net book value, Beginning Balance	29,361,333	655,029
Net book value, Ending Balance	52,021,703	29,361,333	655,029
Cendere [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning Balance	2,558,013	2,453,485	2,448,180
Additions
Change in ARO estimate and additions	102	(5,562)	5,305
JV Contribution
Currency translation adjustment	(948,518)
Impact of hyperinflation	1,042,395	110,090
Reclassified as assets held for sale (Note 5)
Cost, Ending Balance	2,651,992	2,558,013	2,453,485
Accumulated depletion, Beginning Balance	1,869,552	1,687,901	1,460,661
Depletion	81,165	187,476	227,240
Impact of hyperinflation	762,005	(5,825)
Currency translation adjustment	(693,127)
Accumulated depletion, Ending Balance	2,019,595	1,869,552	1,687,901
Net book value, Beginning Balance	688,461	765,584
Net book value, Ending Balance	$ 632,397	$ 688,461	$ 765,584